UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      March 31, 2004
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/24/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  57
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Form 13F Information Table Value Total:                $138,546
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109      284     5475 SH       SOLE                     5475
American Intl. Group           COM              026874107     1397    19574 SH       SOLE                    19474
AmerisourceBergen              COM              03073e105     1672    30575 SH       SOLE                    30575
Anadarko Petroleum             COM              032511107     1149    22160 SH       SOLE                    22160
BP p.l.c                       COM              055622104     3937    76900 SH       SOLE                    76900
Bank of America Corp           COM              060505104      969    11962 SH       SOLE                    11962
CSX Corp.                      COM              126408103      251     8300 SH       SOLE                     8300
Cardinal Health                COM              14149y108     4174    60574 SH       SOLE                    60574
Caremark RX                    COM              141705103     4188   125951 SH       SOLE                   125951
ChevronTexaco Corp             COM              166764100     3143    35801 SH       SOLE                    35801
Cisco Systems Inc              COM              17275r102      461    19560 SH       SOLE                    19560
Citigroup                      COM              172967101     4093    79169 SH       SOLE                    79169
Consolidated Edison            COM              209115104      357     8100 SH       SOLE                     8100
Everest RE Group               COM              g3223r108      308     3600 SH       SOLE                     3600
Express Scripts                COM              302182100     4247    56975 SH       SOLE                    56975
Fannie Mae                     COM              313586109     2990    40213 SH       SOLE                    40213
First Data Corp                COM              319963104     3099    73500 SH       SOLE                    73500
First Health Group             COM              320960107     2741   125400 SH       SOLE                   125400
Freddie Mac                    COM              313400301      311     5270 SH       SOLE                     5270
Gannett                        COM              364730101     3876    43975 SH       SOLE                    43975
General Electric               COM              369604103     2160    70769 SH       SOLE                    70769
Health Management              COM              421933102     3005   129450 SH       SOLE                   129450
Hilb, Rogal & Hobbs            COM              431294107     3835   100650 SH       SOLE                   100650
Home Depot                     COM              437076102     1377    36865 SH       SOLE                    36865
Int'l Business Mach.           COM              459200101      463     5045 SH       SOLE                     5045
J.P. Morgan Chase              COM              46625H100     4377   104339 SH       SOLE                   104339
Johnson & Johnson              COM              478160104     3217    63418 SH       SOLE                    63418
KeyCorp                        COM              493267108     2688    88750 SH       SOLE                    88750
Lilly (Eli) & Co.              COM              532457108      676    10110 SH       SOLE                    10110
MBIA, Inc.                     COM              55262C100     4411    70350 SH       SOLE                    70350
Microsoft                      COM              594918104     3973   159350 SH       SOLE                   159350
Nokia Corp                     COM              654902204      624    30762 SH       SOLE                    30762
O'Reilly Automotive            COM              686091109     4320   107896 SH       SOLE                   107896
PMI Group                      COM              69344M101     5374   143844 SH       SOLE                   143844
Pepsico Inc.                   COM              713448108     5083    94388 SH       SOLE                    94388
Pfizer Inc                     COM              717081103     4504   128511 SH       SOLE                   128511
Radian Group                   COM              750236101      213     5000 SH       SOLE                     5000
Renaissance Re                 COM              g7496g103     3730    71725 SH       SOLE                    71725
Royal Dutch Shell              COM              780257804      259     5450 SH       SOLE                     5450
Ruby Tuesday, Inc.             COM              781182100     3719   115675 SH       SOLE                   115675
SPDR Trust Unit SR1            COM              78462F103      385     3400 SH       SOLE                     3400
Sensient Tech.                 COM              81725t100     2169   116150 SH       SOLE                   116150
Southwest Airlines             COM              844741108     4301   302655 SH       SOLE                   302655
Sungard Data Systems           COM              867363103     3590   131040 SH       SOLE                   131040
TJX Companies Inc              COM              872540109      251    10200 SH       SOLE                    10200
Teleflex                       COM              879369106     1872    38025 SH       SOLE                    38025
Tidewater Inc                  COM              886423102     3293   117050 SH       SOLE                   117050
Tyco Intl Ltd                  COM              902124106     2562    89414 SH       SOLE                    89414
Wal-Mart Stores                COM              931142103     2859    47900 SH       SOLE                    47900
WellPoint Inc old              COM              94973v107     1237    10875 SH       SOLE                    10875
Wells Fargo                    COM              949746101      684    12075 SH       SOLE                    12075
Vanguard Index 500             COM              922908108      231 2216.910 SH       SOLE                 2216.910
Colonial Properties            COM              195872106     2327    57026 SH       SOLE                    57026
First Industrial Realty        COM              32054K103     2315    58600 SH       SOLE                    58600
Highwoods Property             COM              431284108     2930   111782 SH       SOLE                   111782
Lexington Realty Tr            COM              529043101     2153    98825 SH       SOLE                    98825
Mack-Cali Realty Corp          COM              554489104     3736    83184 SH       SOLE                    83184